Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2024	Jul. 30, 2024	Dec. 31, 2023
2022 Plan
Number of shares
Beginning balance (shares)		747,001
Forfeited (shares)		(6,592)
Options forfeited in connection with the Business Combination (shares)		0
Ending balance (shares)		740,409	747,001
Vested and expected to vest (shares)		0
Vested and exercisable (shares)		0
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 6.17
Forfeited (in dollars per share)		4.82
Options forfeited in connection with the Business Combination (in dollars per share)		0
Ending balance (in dollars per share)		6.18	$ 6.17
Vested and expected to vest (in dollars per share)		0
Vested and exercisable (in dollars per share)		$ 0
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)			7 years 5 months 12 days
Aggregate Intrinsic Value [Abstract]
Beginning balance		$ 72
Ending balance			$ 72
Stock option exercises (in shares)		0
Fair value of awards vested		$ 300
Unrecognized compensation cost		$ 400
2024 Employee Stock Purchase Plan
Number of shares
Beginning balance (shares)	0
Options forfeited in connection with the Business Combination (shares)	(7,587)
Ending balance (shares)	7,587
Vested and expected to vest (shares)	7,587
Vested and exercisable (shares)	7,587
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0
Options forfeited in connection with the Business Combination (in dollars per share)	8.97
Ending balance (in dollars per share)	8.97
Vested and expected to vest (in dollars per share)	8.97
Vested and exercisable (in dollars per share)	$ 8.97
Aggregate Intrinsic Value [Abstract]
Beginning balance	$ 0
Options issued as part of the Business Combination	68
Ending balance	68
Vested and expected to vest	68
Vested and exercisable	$ 68